SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Oct. 24, 2024	Oct. 22, 2024	Feb. 21, 2024	Nov. 15, 2019	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued				16,666
Common stock no par value					$ 0	$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			438,498
Shares price			$ 1.01
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		30,000,000
Shares price		$ 0.80
Common stock no par value	$ 0
Common Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares issued	30,000,000